Financial statements of Barclays PLC - Balance sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets
Loans and advances to subsidiaries	£ 326,406	£ 324,048	[1]
Financial assets at fair value through the income statement	149,648	116,281	[1]
Derivative financial instruments	222,538	237,669	[1]
Other assets	3,425	4,542	[1]
Total Assets	1,133,283	1,133,248	[1]
Liabilities
Deposits at amortised cost	394,838	398,701	[1]
Subordinated liabilities	20,559	23,826	[1]
Debt securities in issue	82,286	73,314
Other liabilities	7,716	9,011	[1]
Total liabilities	1,069,504	1,067,232	[1]
Equity
Other equity instruments	9,632	8,941	[1]
Other reserves	5,153	5,383	[1]
Retained earnings	43,460	27,536	[1]
Total equity	63,779	66,016	[1]
Total liabilities and equity	1,133,283	1,133,248	[1]
Barclays PLC [member]
Assets
Investments in subsidiaries	57,374	39,354
Loans and advances to subsidiaries	29,374	23,970
Financial assets at fair value through the income statement	6,945	0
Derivative financial instruments	168	161
Other assets	115	202
Total Assets	93,976	68,469
Liabilities
Deposits at amortised cost	576	500
Subordinated liabilities	6,775	6,501
Debt securities in issue	32,373	22,110
Other liabilities	72	153
Total liabilities	39,796	29,264
Equity
Called up share capital	4,283	4,265
Share premium account	28	17,780
Other equity instruments	9,633	8,943
Other reserves	394	480
Retained earnings	39,842	7,737
Total equity	54,180	39,205
Total liabilities and equity	£ 93,976	£ 68,469

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .